Unaudited Interim Consolidated Balance Sheets (Parentheticals)	Jun. 30, 2025 $ / shares shares [1]
Series C and Series C+ convertible redeemable preferred shares
Series C and Series C+ convertible redeemable preferred shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares	$ 0.0001
Series C and Series C+ convertible redeemable preferred shares, shares authorized	24,707,091
Series C and Series C+ convertible redeemable preferred shares, shares issued	24,707,091
Series C and Series C+ convertible redeemable preferred shares, shares outstanding	24,707,091
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	400,000,000
Ordinary shares, shares issued	34,132,101
Ordinary shares, shares outstanding	34,132,101
Class B Ordinary Shares
Ordinary shares, shares authorized	11,160,808
Ordinary shares, shares issued	11,160,808
Ordinary shares, shares outstanding	11,160,808

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.